UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
                                               -----------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Husic Capital Management
Address: 555 California Street, Suite 300
         San Francisco, CA  94104

Form 13F File Number: 28 - 4257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas R. Boster
Title: Senior Marketing Associate
Phone: (415) 445-5211

Signature, Place, and Date of Signing:


   /s/ Thomas R. Boster               San Francisco, CA     February 14, 2012
--------------------------------    ---------------------   -----------------
         [Signature]                    [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:        	66
Form 13F Information Table Value Total:    $43,461
                                          --------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCATEL-LUCENT                 COM              013904305      143    91618 SH       SOLE                    86123              5495
AMAZON.COM                     COM              023135106      416     2403 SH       SOLE                     2064               339
ANDERSONS INC                  COM              034164103      241     5527 SH       SOLE                     5527
AUTONATION INC                 COM              05329W102      352     9540 SH       SOLE                     9540
BLACKSTONE GROUP LP            COM              09253U108      206    14732 SH       SOLE                    14732
BOEING CO                      COM              097023105     1482    20205 SH       SOLE                    18164              2041
CATALYST HEALTH SOLUTIONS INC  COM              14888B103      552    10615 SH       SOLE                     9826               789
CERNER CORP                    COM              156782104      361     5890 SH       SOLE                     5890
CF INDUSTRIES INC              COM              125269100      624     4303 SH       SOLE                     4010               293
CHENIERE ENERGY INC.           COM              16411R208      429    49318 SH       SOLE                    44910              4408
CHENIERE ENERGY PARTNERS LP    COM              16411Q101      311    17283 SH       SOLE                    17283
CHURCH & DWIGHT CO             COM              171340102      355     7758 SH       SOLE                     7758
CLEAN HARBORS INC              COM              184496107      283     4436 SH       SOLE                     4436
CLIFFS NATURAL RESOURCES INC   COM              18683K101      374     5994 SH       SOLE                     5474               520
COEUR D'ALENE MINES            COM              192108504      784    32485 SH       SOLE                    28154              4331
COMPLETE PRODUCTION SERVICES I COM              20453E109      922    27478 SH       SOLE                    25118              2360
COPART INC COM                 COM              217204106      441     9201 SH       SOLE                     7981              1220
DEXCOM INC.                    COM              252131107      217    23264 SH       SOLE                    23264
DIRECTV - CLASS A              COM              25490A101      534    12493 SH       SOLE                    11546               947
DISH NETWORK CORP              COM              25470M109      237     8322 SH       SOLE                     8322
DOMINO'S PIZZA INC             COM              25754A201      391    11517 SH       SOLE                    11517
EXPRESS SCRIPTS INC            COM              302182100      403     9013 SH       SOLE                     8229               784
FREEPORT MCMORAN COPPER GOLD   COM              35671D857      742    20158 SH       SOLE                    18012              2146
GLU MOBILE INC                 COM              379890106      199    63253 SH       SOLE                    63253
GOODYEAR TIRE & RUBBER         COM              382550101      178    12574 SH       SOLE                    12574
HARMAN INTL INDS INC           COM              413086109      212     5571 SH       SOLE                     5571
HAYNES INTERNATIONAL INC       COM              420877201      458     8395 SH       SOLE                     7629               766
HEXCEL CORP NEW COM            COM              428291108     1649    68100 SH       SOLE                    60868              7232
INFOSPACE INC                  COM              45678T300     1112   101197 SH       SOLE                    91167             10030
INTERNATIONAL BUSINESS MACHINE COM              459200101      525     2853 SH       SOLE                     2579               274
INTEROIL CORP                  COM              460951106      595    11643 SH       SOLE                    10608              1035
IVANHOE MINES LTD              COM              46579N103      424    23952 SH       SOLE                    21877              2075
JAMBA INC                      COM              47023A101      254   194265 SH       SOLE                   176950             17315
KAISER ALUMINUM CORP           COM              483007704      226     4934 SH       SOLE                     4934
KKR FINANCIAL HOLDINGS LLC     COM              48248A306      260    29734 SH       SOLE                    26633              3101
KODIAK OIL & GAS CORP          COM              50015Q100      512    53932 SH       SOLE                    53932
LAS VEGAS SANDS INC.           COM              517834107     3689    86325 SH       SOLE                    78421              7904
MAGELLAN MIDSTREAM PARTNERS LP COM              559080106      397     5765 SH       SOLE                     5765
MAGNUM HUNTER RESOURCES CORP   COM              55973B102     1688   313177 SH       SOLE                   275383             37794
MEDCO HEALTH SOLUTIONS INC.    COM              58405U102      359     6414 SH       SOLE                     5856               558
MELCO CROWN ENTERTAINMENT LTD  COM              585464100      541    56197 SH       SOLE                    52402              3795
MOSAIC COMPANY (THE)           COM              61945C103      669    13261 SH       SOLE                    12108              1153
NEWMONT MINING CORP HOLDINGS C COM              651639106      338     5626 SH       SOLE                     4744               882
NUANCE COMMUNICATIONS INC COM  COM              67020Y100      974    38721 SH       SOLE                    35653              3068
PERRIGO CO                     COM              714290103      471     4840 SH       SOLE                     3948               892
PIONEER DRILLING CO.           COM              723655106     1961   202600 SH       SOLE                   182585             20015
POTASH CORP SASK INC COM       COM              73755L107      896    21705 SH       SOLE                    19821              1884
RED HAT INC                    COM              756577102      322     7793 SH       SOLE                     6439              1354
SILICON GRAPHICS INTERNATIONAL COM              82706L108      829    72335 SH       SOLE                    64072              8263
SILVER WHEATON CORP            COM              828336107      672    23198 SH       SOLE                    21945              1253
SIX FLAGS ENTERTAINMENT CORP   COM              83001A102      709    17180 SH       SOLE                    14436              2744
STILLWATER MINING CO           COM              86074Q102      127    12099 SH       SOLE                    10864              1235
SWISHER HYGIENE INC            COM              870808102      694   185527 SH       SOLE                   162914             22613
TERRA NITROGEN CO LP           COM              881005201     1536     9146 SH       SOLE                     8259               887
TIME WARNER CABLE INC          COM              88732J207      251     3946 SH       SOLE                     3423               523
TRANSACT TECHNOLOGIES INC.     COM              892918103      163    22391 SH       SOLE                    22391
TWIN DISC INC                  COM              901476101      234     6440 SH       SOLE                     6440
ULTRATECH INC.                 COM              904034105      690    28078 SH       SOLE                    26249              1829
UNION PACIFIC CORP             COM              907818108      244     2303 SH       SOLE                     1997               306
VIACOM INC - CLASS B           COM              92553P201      480    10563 SH       SOLE                     9613               950
WALTER ENERGY INC              COM              93317Q105      657    10852 SH       SOLE                     9368              1484
WHITING PETROLEUM CORP         COM              966387102      284     6073 SH       SOLE                     5267               806
WYNN RESORTS LTD               COM              983134107     1656    14989 SH       SOLE                    14004               985
YAHOO INC                      COM              984332106     2298   142478 SH       SOLE                   128972             13506
ARM HOLDINGS PLC-SPONS ADR                      042068106      694    25099 SH       SOLE                    22681              2418
ELAN PLC ADR                                    284131208     1534   111634 SH       SOLE                    99155             12479